Summary of Significant Accounting Policies - Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Stand-alone fair value as a percentage of gross selling price	3.00%
Revenue allocated to performance obligation	¥ 1,683,234	¥ 863,627	¥ 492,925
Amount charged to selling and marketing expenses	386,663	162,875	¥ 215,201
Liabilities related to unredeemed points	2,017,516	1,065,139
Vehicle sales
Summary of Significant Accounting Policies
Contract liabilities	¥ 6,349,012	¥ 5,040,125